Derivative instruments - Summary of Detailed Information About Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Credit exposure	$ 1,022,941	$ 994,544
Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	7,571	6,589
Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	4,317	3,189
Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	850	880
Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	2,404	2,520
CA | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	3,709	3,191
CA | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,389	1,509
CA | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	796	829
CA | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,524	853
US | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	2,235	2,197
US | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,826	1,029
US | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	409	1,168
Other countries [member] | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	1,627	1,201
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,102	651
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	54	51
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	$ 471	$ 499